UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2000
                                               --------------------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CROFT-LEOMINSTER, INC.
                  ----------------------
Address:          c/o Canton House
                  ----------------------
                  300 Water Street
                  ----------------------
                  Baltimore, MD  21202
                  ----------------------

Form 13F File Number:    28-03999
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla Reedinger
         -----------------------------------------------------------
Title:   Assistant Vice President
         -----------------------------------------------------------
Phone:   410-576-8231
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ Carla Reedinger            Baltimore, MD            October 30, 2000
    ----------------------------  ------------------------   ----------------
    [Signature]                   [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                             0

 Form 13F Information Table Entry Total:                144

 Form 13F Information Table Value Total:             $ 300.9424

 List of Other Included Managers:                         N/A

     NONE




                               INFORMATION TABLE



Name of Reporting Manager:                          Croft-Leominster, Inc.
Filing for Quarter-Ending:                            September 30, 2000

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:                               SOLE
ITEM 7: Voting Authority:                                    NONE




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

                                                                   VALUE      SHARES   SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
    --------------                  --------------     -----      --------    -------  --- ---- ------- -------- ---- ------ ----

------------------------------------------------------------------------------------------------------------------------------------




                 SECURITY NAME         TITLE of CLASS            CUSIP            MARKET VALUE         QUANITY
--------------------------------------------------------------------------------------------------------------------------

Alliance World Dollar Gvt II                    COM            01879R106              0.1948           21,500
Blackrock Invt Quality Muni                     COM            09247D105              0.2150           17,200
Colonial Invest Grd Muni Tr                 SH BEN INT         195768106              0.1867           20,100
Dreyfus Strategic Municipals I                  COM            261932107              0.1644           19,200
Dreyfus Strategic Muni Bond Fu                  COM            26202F107              0.2898           34,600
First Australia Prime Income F                  COM            318653102              0.0979           23,300
Insured Municipal Income Fund                   COM            45809F104              0.3250           26,000
MSDW Municipal Income Trust II            MUN INCM TR II       61745P478              0.1406           15,100
MuniVest Fund, Inc                              COM            626295109              0.1171           14,300
Putnam Inv Grade Muni Tr III                SH BEN INT         746807106              0.2392           21,500
Salomon Bros Worldwide Income                   COM            79548T109              0.3324           26,200
Smith Barney Intmed Muni Fd                     COM            831802103              0.1172           13,300
Smith Barney Municipal Fd                       COM            831902101              0.1696           13,300
Templeton Emerging Mkts Inc Fd                  COM            880192109              0.3049           30,115
Van Kampen Merr Value Mun Tr                    COM            921132106              0.1357           10,800
Seagram Co. LTD ACES cvt                  PFD ADJ CV SEC       811850205              0.6641           12,740
A T & T Corp                                    COM            001957109              0.4949           16,849
AXA Financial, Inc                              COM            002451102              0.7692           15,100
Aetna Inc                                       COM            008117103              0.4834            8,325
Agrium Inc.                                     COM            008916108              0.2924           28,526
Allmerica Financial Corp                        COM            019754100              1.4849           23,225
Allstate Corp                                   COM            020002101              0.6199           17,840
Alpine Group, Inc.                              COM            020825105              0.3466           79,219
America Online Inc                              COM            02364j104              1.0106           18,801
American Home Products Corp                     COM            026609107              6.4602          114,214
Amgen Inc.                                      COM            031162100              2.2223           31,825
Anadarko Petroleum Corp                         COM            032511107              2.6445           39,791
Apache Corp                                     COM            037411105              0.9682           16,375
Asia Tigers Fund Inc                            COM            04516T105              0.4797           62,400
Astoria Financial Corp                          COM            046265104              1.3049           33,785
Banc One Corp                                   COM            06423A103              1.2136           31,419
Bank United Corp. - Cl A                       CL A            065412108              2.0517           40,477
BankAtlantic Bancorp, Inc.                     CL A            065908501              0.0498           11,893
Becton Dickinson Co                             COM            075887109              0.6420           24,285
Mer Lynch - Biotech Holders Tr            DEPOSTRY RCPTS       09067d201              0.3899            2,000
Black and Decker                                COM            091797100              1.4331           41,920
Boise Cascade Corp                              COM            097383103              4.3479          163,687
Burlington Resources Inc                        COM            122014103              1.1195           30,410
Capital One Financial Corp                      COM            14040h105              8.1224          115,931
Central European Equity Fund I                  COM            153436100              0.1689           13,249
Chubb Corporation                               COM            171232101              0.4049            5,117
Citigroup, Inc.                                 COM            172967101             18.0431          333,745
Clear Channel Communications,                   COM            184502102              0.4395            7,779
Coca-Cola Co                                    COM            191216100              0.5180            9,396
Computer Associates Int'l                       COM            204912109              0.8290           32,912
Comstock Resources Inc                        COM NEW          205768203              2.1211          186,471
Corning Inc                                     COM            219350105              3.7214           12,530
Countrywide Credit Ind Inc                      COM            222372104              0.3105            8,225
Crompton Corp                                   COM            227116100              0.6359           80,746
Devon Energy Corp                               COM            25179m103              7.2583          120,670
Du Pont Co                                      COM            263534109              1.4423           34,806
Eaton Corp                                      COM            278058102              5.5155           89,501
Edison International                            COM            281020107              2.3518          121,775
Energy East Corporation                         COM            29266m109              0.2636           11,650
Energizer Holdings                              COM            29266r108              0.7595           31,000
First Union Corp                                COM            337358105              2.6736           83,064
Foster Wheeler Corp                             COM            350244109              0.3125           43,100
Foundation Health Services, In                  COM            350404109              2.4896          149,750
Fox Entertainment Group                        CL A            35138T107              0.2425            9,150
Franklin Resources Inc                          COM            354613101              4.3066           96,930
Freeport McMoran Copper & Gold                 CL B            35671D857              0.0896           10,167
Gaylord Container Corporation                  CL A            368145108              0.0430           25,500
General Electric Co                             COM            369604103              0.6923           12,000
General Motors                                  COM            370442105              0.2239            3,444
General Motors Class H                       CL H NEW          370442832              1.3500           36,309
Georgia-Pacific Group                     COM GA PAC GRP       373298108              0.2215            9,425
Goodrich (B.F.) Co                              COM            382388106              0.2102            5,364
Hartford Financial Services Gr                  COM            416515104              6.6080           90,598
Hibernia Corp Class A                          CL A            428656102              0.8808           71,900
Highlands Insurance Group                       COM            431032101              0.7549           80,520
Hilton Hotels Corp                              COM            432848109              0.5735           49,600
Honeywell Intl Inc                              COM            438516106              6.1520          172,689
Ingersoll-Rand                                  COM            456866102              1.7644           52,087
Int'l Business Machines Corp.                   COM            459200101              1.0812            9,611
International Paper Co                          COM            460146103              0.3473           12,107
Jardine Flmg India Fd(TENDERIN                  COM            471112102              0.3971           36,100
Johnson & Johnson                               COM            478160104              0.9690           10,315
Kansas City Southern Inds                     COM NEW          485170302              0.5275           60,719
Kennametal, Inc.                                COM            489170100              0.7805           30,310
Koninklije Philips Electronics            SP ADR NEW2000       500472303              8.1770          192,401
LTV Corp                                        COM            501921100              0.1320          100,600
Lilly (Eli) & Co                                COM            532457108              0.7220            8,900
Lincoln National Corp                           COM            534187109              3.1844           66,169
Lowe's Companies                                COM            548661107              0.2715            6,050
Lyondell Chemical Company                       COM            552078107              2.4034          203,460
Magnum Hunter Resources Inc               COM PAR $0.002       55972F203              0.6826           74,800
Mallon Resources Corp                         COM NEW          561240201              0.1100           17,600
Marsh & McLennan Cos                            COM            571748102              0.4685            3,529
Masco Corp.                                     COM            574599106              0.1974           10,600
Maytag Corp                                     COM            578592107              0.6070           19,541
McKesson HBOC, Inc                              COM            58155Q103              0.8926           29,205
Mellon Financial Corp.                          COM            58551A108              7.2859          157,109
Merck & Co                                      COM            589331107              0.3588            4,820
MetLife Inc.                                    COM            59156r108              0.3404           13,000
Microsoft Corp.                                 COM            594918104              1.1657           19,328
Millenium Chemicals Inc                         COM            599903101              0.2026           13,675
Minnesota Mining & Manufacturi                  COM            604059105              3.5062           38,477
Morgan Stanley Asia-Pacific FD                  COM            61744U106              0.4340           45,991
Morgan Stanley India Invt FD                    COM            61745C105              0.2838           27,350
Newell Rubbermaid Co.                           COM            651229106              0.4733           20,747
News Corp LTD ADR                             ADR NEW          652487703              1.4702           26,224
NEXTEL Communications                          CL A            65332V103              0.2057            4,400
Niagra Mohawk Holdings                          COM            653520106              2.0758          131,798
NOVA Corp.                                      COM            669784100              0.1978           11,550
Oracle Corp                                     COM            68389x105              0.7965           10,114
PNC Financial Services Group                    COM            693475105              0.2222            3,419
PACCAR Inc                                      COM            693718108              3.3990           91,711
Pactiv Corp                                     COM            695257105              0.3021           27,000
Pepsi Bottling Group, Inc.                      COM            713409100              1.7890           59,510
Pfizer Inc                                      COM            717081103              7.9140          176,112
PolyOne Corp                                    COM            73179p106              1.1269          154,110
Potash Corp of Saskatchewan                     COM            73755L107              0.2066            3,949
Procter & Gamble                                COM            742718109              1.7910           26,732
Provident Bankshares Corp.                      COM            743859100              1.3428           80,169
Pure Resources Inc                              COM            74622e102              1.0034           47,358
Qwest Communications Intl Inc.                  COM            749121109              4.5511           94,692
SBC Communications Inc                          COM            78387G103              0.4268            8,536
SPX Corp                                        COM            784635104             26.7498          188,462
St. Paul Cos                                    COM            792860108              0.6309           12,794
Smurfit-Stone Container Corp                    COM            832727101              9.2580          771,503
Sprint Corporation                         COM FON GROUP       852061100              5.5901          190,707
Starwood Hotels & Resorts Worl              PAIRED CTF         85590A203              2.8450           91,039
Stilwell Financial Inc.                         COM            860831106             10.4910          241,172
Summit Bancorp.                                 COM            866005101              0.6117           17,730
TRW, Inc.                                       COM            872649108              0.6338           15,600
Terex Corporation                               COM            880779103              1.4361          109,940
Town & Country Trust                        SH BEN INT         892081100              0.2165           12,025
Tyco International Ltd                          COM            902124106              7.9088          152,458
USX-US Steel Gp                                 COM            90337T101              2.8287          186,251
Union Carbide Corp                              COM            905581104              1.3516           35,805
UnumProvident Corp                              COM            91529y106              0.6492           23,825
Varian Inc.                                     COM            922206107              1.2790           29,700
Varian Semiconductor Equipment                  COM            922207105              0.4642           12,400
Varian Medical Systems, Inc.                    COM            92220p105              0.5554           12,290
Verizon Communications                          COM            92343v104              0.2333            4,816
Viacom Inc. - Cl B                             CL B            925524308             15.3897          263,072
Viad Corp                                       COM            92552R109              2.4596           92,596
Washington Mutual, Inc.                         COM            939322103             10.7767          270,686
Westaim Corp                                    COM            956909105              0.5450           48,188
Williams Cos Inc.                               COM            969457100              6.2586          148,133
Ace Ltd                                         ORD            G0070k103              5.5954          142,558
PartnerRe Ltd                                   COM            G6852T105              2.1617           45,569
Flextronics International Inc                   ORD            Y2573F102              2.0829           25,362
Magnum Hunter Resources WTS                WT EXP 070102       55972f120              0.0993           38,768

                                                                                    300.9424        8,762,066
